Pension and Post-retirement Plans - Projected and Accumulated Benefit Obligations (Details) - Pension obligations - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 35,963	$ 79,866
Fair value of project plan assets	33,966	77,035
Accumulated benefit obligation	35,249	41,654
Fair value of accumulated plan assets	$ 33,966	$ 39,105